Document and Entity Information	0 Months Ended
Sep. 26, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 26, 2013
Registrant Name	ARIEL INVESTMENT TRUST
Central Index Key	0000798365
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 26, 2013
Prospectus Date	Feb. 01, 2013
Ariel Fund | Investor Class
Risk/Return:
Trading Symbol	ARGFX
Ariel Fund | Institutional Class
Risk/Return:
Trading Symbol	ARAIX
Ariel Appreciation Fund | Investor Class
Risk/Return:
Trading Symbol	CAAPX
Ariel Appreciation Fund | Institutional Class
Risk/Return:
Trading Symbol	CAAIX
Ariel Focus Fund | Investor Class
Risk/Return:
Trading Symbol	ARFFX
Ariel Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	AFOYX
Ariel Discovery Fund | Investor Class
Risk/Return:
Trading Symbol	ARDFX
Ariel Discovery Fund | Institutional Class
Risk/Return:
Trading Symbol	ADYIX